Summary of significant accounting policies (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Net loss	$ 1,125,565	$ 28,022	$ 87,299
- basic and diluted	17,283,258	17,145,000
- basic and diluted	$ 6.51	$ 0.16